UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-07634

Name of Fund:  Corporate High Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07634
Reporting Period: 07/01/2004 - 06/30/2005
Corporate High Yield Fund, Inc.









======================= CORPORATE HIGH YIELD FUND, INC. ========================


ABX AIR, INC.

Ticker:       ABXA           Security ID:  00080S101
Meeting Date: MAY 5, 2005    Meeting Type: Annual
Record Date:  MAR 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director James H. Carey            For       For        Management
1.2   Elect  Director John D. Geary             For       For        Management
2     Approve Increase in Size of Board         For       Against    Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Ratify Auditors                           For       For        Management
5     Declassify the Board of Directors         Against   For        Shareholder


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PCI CHEMICALS CANADA, INC.

Ticker:                      Security ID:  693204AC3
Meeting Date: JUN 24, 2005   Meeting Type: Written Consent
Record Date:  MAY 27, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PROPOSED AMENDMENTS TO THE INDENTURE  For       For        Management
      IS TO MODIFY CERTAIN DEFINED TERMS OF THE
      INDENTURE


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TELEWEST GLOBAL, INC.

Ticker:       TLWT           Security ID:  87956T107
Meeting Date: MAY 9, 2005    Meeting Type: Annual
Record Date:  APR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Barry R. Elson            For       For        Management
1.2   Elect  Director Michael J. McGuiness      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management


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TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 15, 2005   Meeting Type: Annual
Record Date:  APR 29, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard A. Bachmann       For       For        Management
1.2   Elect  Director Kenneth M. Burke          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Other Business                            None      Against    Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Corporate High Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Corporate High Yield Fund, Inc.

Date:  August 25, 2005